CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 1.08	$ 0.45